Ford Credit Auto Lease Trust 2026-A
Quarterly Supplemental Report - Payment Schedule of Remaining Leases as of March 31, 2026,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2026, and the remaining payments that will be received each month on the referenced pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2026, leases with a total base residual value of $2,858,284.35 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2026. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2026,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2026-	March	$1,497,813,169.10
	April	$1,481,742,040.37	$24,341,673.68	4.41%	$2,858,284.35	0.24%
	May	$1,468,430,737.30	$24,341,673.68	4.41%	$0.00	0.00%
	June	$1,437,077,971.68	$23,989,256.58	4.35%	$18,294,683.19	1.55%
	July	$1,404,205,546.88	$23,613,439.53	4.28%	$19,957,100.84	1.69%
	August	$1,369,296,173.36	$23,167,475.25	4.20%	$22,195,475.60	1.88%
	September	$1,338,014,044.00	$22,814,278.48	4.13%	$18,661,754.27	1.58%
	October	$1,307,720,605.89	$22,483,501.99	4.07%	$17,771,217.15	1.51%
	November	$1,275,349,129.94	$22,129,810.34	4.01%	$19,977,710.50	1.69%
	December	$1,241,339,068.96	$21,735,192.74	3.94%	$21,770,186.29	1.84%
2027-	January	$1,214,226,093.96	$21,449,379.53	3.89%	$14,905,931.55	1.26%
	February	$1,185,654,766.43	$21,128,467.33	3.83%	$16,483,539.95	1.40%
	March	$1,156,630,619.50	$20,841,184.35	3.78%	$17,010,861.00	1.44%
	April	$1,120,567,157.96	$20,382,052.72	3.69%	$24,293,273.43	2.06%
	May	$1,079,623,647.44	$19,817,354.58	3.59%	$29,469,711.43	2.50%
	June	$1,036,579,806.30	$19,229,344.20	3.48%	$31,853,272.65	2.70%
	July	$990,885,148.26	$18,543,267.90	3.36%	$34,869,876.82	2.95%
	August	$945,057,858.52	$17,832,026.03	3.23%	$35,373,789.39	3.00%
	September	$893,184,657.25	$17,034,936.34	3.09%	$41,875,284.21	3.55%
	October	$848,777,301.20	$16,333,224.21	2.96%	$34,725,333.21	2.94%
	November	$805,246,285.35	$15,613,135.85	2.83%	$34,238,596.74	2.90%
	December	$756,885,689.14	$14,794,935.59	2.68%	$39,562,860.62	3.35%
2028-	January	$719,164,174.64	$14,174,194.13	2.57%	$29,185,230.35	2.47%
	February	$676,131,495.68	$13,450,439.39	2.44%	$34,939,471.71	2.96%
	March	$628,368,184.43	$12,623,093.08	2.29%	$40,177,420.95	3.40%
	April	$585,982,373.50	$11,843,968.64	2.15%	$35,223,685.36	2.98%
	May	$536,738,503.72	$10,898,116.22	1.97%	$42,710,130.14	3.62%
	June	$489,326,076.55	$9,972,068.03	1.81%	$41,436,458.88	3.51%
	July	$419,293,691.85	$8,665,840.79	1.57%	$65,008,483.60	5.51%
	August	$336,622,006.38	$7,111,968.43	1.29%	$78,680,344.32	6.66%
	September	$224,095,375.38	$4,973,884.10	0.90%	$110,058,596.69	9.32%
	October	$138,002,072.34	$3,313,035.96	0.60%	$84,450,236.65	7.15%
	November	$129,375,562.93	$3,132,864.77	0.57%	$6,523,683.08	0.55%
	December	$120,384,607.16	$2,932,148.49	0.53%	$7,024,494.55	0.59%
2029-	January	$111,687,599.92	$2,734,972.41	0.50%	$6,860,493.85	0.58%
	February	$105,009,302.03	$2,596,624.34	0.47%	$4,915,191.00	0.42%
	March	$98,203,660.03	$2,455,409.91	0.44%	$5,134,006.45	0.43%
	April	$90,735,155.05	$2,281,290.38	0.41%	$5,920,184.05	0.50%
	May	$83,431,263.78	$2,106,077.99	0.38%	$5,874,484.05	0.50%
	June	$76,152,539.59	$1,922,018.49	0.35%	$5,978,570.50	0.51%
	July	$62,212,653.69	$1,592,211.80	0.29%	$12,915,056.25	1.09%
	August	$44,204,132.33	$1,147,966.83	0.21%	$17,324,076.95	1.47%
	September	$19,111,016.23	$505,906.67	0.09%	$24,916,714.70	2.11%
	October	$205,954.03	$6,868.26	0.00%	$19,040,688.00	1.61%
	November	$0.00	$0.00	0.00%	$207,502.90	0.02%

Total			$552,056,580.01	100.00%	$1,180,653,948.17	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,732,710,528.18

Ford Credit Auto Lease Trust 2026-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VIII and IX for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2026	Car	0	0.00%	$0	0.00%	0.00%
	CUV	5	5.00%	$3,800	7.84%	18.70%
	SUV	0	0.00%	$0	0.00%	0.00%
	Truck	4	12.50%	$9,525	14.57%	29.07%

	Total/Average	9	6.12%	$6,345	11.33%	24.54%

FEBRUARY 2026	Car	0	0.00%	$0	0.00%	0.00%
	CUV	13	8.97%	$4,803	10.86%	21.49%
	SUV	0	0.00%	$0	0.00%	0.00%
	Truck	17	36.17%	$9,568	14.08%	28.90%

	Total/Average	30	14.22%	$7,503	13.01%	26.37%

MARCH 2026	Car	0	0.00%	$0	0.00%	0.00%
	CUV	33	12.22%	$4,718	10.29%	21.88%
	SUV	2	8.33%	$10,557	15.79%	29.99%
	Truck	23	27.71%	$8,293	12.47%	25.14%

	Total/Average	58	15.22%	$6,337	11.57%	23.86%